Share capital (Details Narrative)				6 Months Ended
	May 16, 2025 USD ($) shares	Apr. 10, 2025 USD ($) shares	Apr. 10, 2025 HKD ($) shares	Jun. 30, 2025 HKD ($) shares	Jun. 30, 2024 HKD ($)
Share Capital
Ordinary shares | shares	155,000	2,000,000	2,000,000	2,155,000
Shares issued for services	$ 4.00	$ 4.00
Shares issued			$ 6,389,000	$ 59,682,418	$ 58,490